Segment Reporting (Details)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
CODM description	The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.
Segment Reporting, Expense Information Used by CODM, Type [Extensible Enumeration]	Chief Operating Decision Maker
Operating segment	1